Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 16, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0000741375
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 16, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

Core Plus Fixed Income Portfolio (Prospectus Summary): | Core Plus Fixed Income Portfolio
Core Plus Fixed Income Portfolio

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Core Plus Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Core Plus Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

The following disclosure is hereby added as the last sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Core Plus Fixed Income Portfolio—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Core Plus Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Core Plus Fixed Income Portfolio (Prospectus Summary): | Core Plus Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Plus Fixed Income Portfolio
Supplement Text	ck0000741375_SupplementTextBlock

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Core Plus Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Core Plus Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Core Plus Fixed Income Portfolio—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Core Plus Fixed Income Portfolio—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Core Plus Fixed Income Portfolio | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFXAX
Core Plus Fixed Income Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPCXX
Core Plus Fixed Income Portfolio | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAFIX

Investment Grade Fixed Income Portfolio (Prospectus Summary): | Investment Grade Fixed Income Portfolio
Investment Grade Fixed Income Portfolio

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Investment Grade Fixed Income Portfolio (Prospectus Summary): | Investment Grade Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Investment Grade Fixed Income Portfolio
Supplement Text	ck0000741375_SupplementTextBlock

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Investment Grade Fixed Income Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPFDX

Limited Duration Portfolio (Prospectus Summary): | Limited Duration Portfolio
Limited Duration Portfolio

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Limited Duration Portfolio (Prospectus Summary): | Limited Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Limited Duration Portfolio
Supplement Text	ck0000741375_SupplementTextBlock

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Limited Duration Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLDX

Balanced Portfolio (Prospectus Summary): | Balanced Portfolio
Balanced Portfolio

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Balanced Portfolio

The following disclosure is hereby added as the last sentence of the second paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

  The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFBALSPT

The following disclosure is hereby added as the last sentence of the second paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Balanced Portfolio (Prospectus Summary): | Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Balanced Portfolio
Supplement Text	ck0000741375_SupplementTextBlock

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Balanced Portfolio

The following disclosure is hereby added as the last sentence of the second paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

  The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFBALSPT

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the second paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Balanced Portfolio | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAAX
Balanced Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBAX
Balanced Portfolio | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MABIX

Core Fixed Income Portfolio (Prospectus Summary): | Core Fixed Income Portfolio
Core Fixed Income Portfolio

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Core Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Core Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Core Fixed Income Portfolio—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Core Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Core Fixed Income Portfolio (Prospectus Summary): | Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Fixed Income Portfolio
Supplement Text	ck0000741375_SupplementTextBlock

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Core Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Core Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Core Fixed Income Portfolio—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Core Fixed Income Portfolio—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Long Duration Fixed Income Portfolio (Prospectus Summary): | Long Duration Fixed Income Portfolio
Long Duration Fixed Income Portfolio

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Long Duration Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Long Duration Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Long Duration Fixed Income Portfolio—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Long Duration Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Long Duration Fixed Income Portfolio (Prospectus Summary): | Long Duration Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Long Duration Fixed Income Portfolio
Supplement Text	ck0000741375_SupplementTextBlock

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Long Duration Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Long Duration Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Long Duration Fixed Income Portfolio—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Long Duration Fixed Income Portfolio—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.